Segment Information	12 Months Ended
Dec. 31, 2020
Segment information [Abstract]
Segment information

NOTE 3: SEGMENT INFORMATION

Current accounting guidance establishes standards for reporting information about operating segments in annual financial statements and requires reporting of selected information about operating segments in interim financial reports issued to shareholders. Operating segments are components of a company of which separate financial information is available that is regularly evaluated by the chief operating decision makers in deciding how to allocate resources and assess performance. Chief operating decision makers use profit to evaluate operating performance of each segment. The guidance also establishes standards for related disclosures about a company’s products and services, geographical areas and major customers. The Company has determined that its reportable segments are those that are based on the Company’s method of internal reporting. Navios Logistics has three reportable segments: Port Terminal Business, Barge Business and Cabotage Business. The Port Terminal Business includes the dry port terminal operations and the liquid port terminal operations. A general description of each segment follows:

The Port Terminal Business segment

This segment includes the operating results of Navios Logistics’ dry port terminal and liquid port terminal operations.

(i) Dry port terminal operations

Navios Logistics owns and operates the largest independent bulk transfer and storage port terminal facilities in Uruguay based on throughputs. Its dry port terminal operations are comprised of two port terminals, one for agricultural and forest-related exports and one for mineral-related exports which are located in an international tax-free trade zone in the port of Nueva Palmira, Uruguay, at the convergence of the Parana and Uruguay rivers.

(ii) Liquid port terminal operations

Navios Logistics owns and operates an up-river port terminal with tank storage for refined petroleum products, oil and gas in San Antonio, Paraguay, approximately 17 miles by river from the capital of Asuncion. Its port terminal is one of the largest independent storage facilities for crude and petroleum products in Paraguay based on storage capacity.

The Barge Business segment

Navios Logistics services the Argentine, Bolivian, Brazilian, Paraguayan and Uruguayan river transportation markets through its fleet. Navios Logistics operates different types of pushboats and wet and dry barges for delivering a wide range of dry and liquid products between ports in the Parana, Paraguay and Uruguay River systems in South America (the Hidrovia or the “waterway”). Navios Logistics contracts its vessels either on a time charter basis or on a CoA basis.

The Cabotage Business segment

Navios Logistics owns and operates ocean-going vessels to support the transportation needs of its customers in the South American coastal trade business. Its fleet consists of six ocean-going product tanker vessels, a river and estuary tanker vessel and a bunker vessel. Navios Logistics contracts its vessels either on a time charter basis or on a CoA basis.

Inter-segment transactions, if any, are accounted for at current market prices.

The following table describes the results of operations of the three segments, the Port Terminal Business segment, the Barge Business segment and the Cabotage Business segment for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31, 2020
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	102,683	45,254	67,086	215,023
Cost of sales	(42,009)	(32,214)	(69,499)	(143,722)
Gross profit/(loss)	60,674	13,040	(2,413)	71,301
Administrative expenses	(3,144)	(2,069)	(8,309)	(13,522)
Other operating income	4,329	(3)	795	5,121
Other operating expenses	(3)	(1,969)	(3,030)	(5,002)
Allowance for expected credit losses on financial	(103)	(164)	(274)	(541)
Operating profit/(loss)	61,753	8,835	(13,231)	57,357
Finance income	3,298	1,807	3,542	8,647
Finance costs	(19,976)	(8,049)	(20,903)	(48,928)
Foreign exchange differences, net	(343)	344	573	574
Loss on debt extinguishment	(1,586)	(869)	(1,702)	(4,157)
Profit/(loss) before tax	43,146	2,068	(31,721)	13,493
Income tax (expense)/income	-	(2,050)	226	(1,824)
Profit/(loss) for the year	43,146	18	(31,495)	11,669

	Year Ended December 31, 2019
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	102,103	46,551	78,555	227,209
Cost of sales	(34,458)	(35,150)	(67,516)	(137,124)
Gross profit	67,645	11,401	11,039	90,085
Administrative expenses	(5,734)	(2,463)	(9,555)	(17,752)
Other operating income	1,081	-	1,481	2,562
Other operating expenses	-	(2,527)	(4,156)	(6,683)
Allowances for expected credit losses on financial	(198)	-	(143)	(341)
Operating profit/(loss)	62,794	6,411	(1,334)	67,871
Finance income	1,934	441	2,204	4,579
Finance costs	(17,835)	(5,158)	(18,192)	(41,185)
Foreign exchange differences, net	(387)	(911)	(298)	(1,596)
Other income	458	104	522	1,084
Profit/(loss) before tax	46,964	887	(17,098)	30,753
Income tax (expense)/income	-	(1,263)	664	(599)
Profit/(loss) for the year	46,964	(376)	(16,434)	30,154
	Year Ended December 31, 2018
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	99,321	41,813	65,156	206,290
Cost of sales	(53,906)	(32,207)	(61,496)	(147,609)
Gross profit	45,415	9,606	3,660	58,681
Administrative expenses	(3,877)	(2,496)	(9,403)	(15,776)
Other operating income	9,269	704	2,067	12,040
Other operating expenses	-	(2,009)	(4,412)	(6,421)
Allowances for expected credit losses on financial	-	-	(76)	(76)
Operating profit/(loss)	50,807	5,805	(8,164)	48,448
Finance income	64	-	453	517
Finance costs	(16,860)	(4,928)	(18,549)	(40,337)
Foreign exchange differences, net	(377)	(583)	(395)	(1,355)
Profit/(loss) before tax	33,634	294	(26,655)	7,273
Income tax (expense)/income	-	(910)	2,047	1,137
Profit/(loss) for the year	33,634	(616)	(24,608)	8,410

For the Barge Business segment and for the Cabotage Business segment, the Company’s vessels operate on a regional basis and are not restricted to specific locations. Accordingly, it is not practicable to allocate the assets of these operations to specific locations. The total net book value of long-lived assets for vessels, including constructions in progress, amounted to $335,729 and $338,501 at December 31, 2020 and 2019, respectively.

All the assets related to the Port Terminal Business segment are located in Uruguay and in Paraguay. The total net book value of long-lived assets for the Port Terminal Business segment amounted to $203,282 and $207,001 as of December 31, 2020 and 2019, respectively.

In addition, the net book value of intangible assets other than goodwill allocated to the Barge Business segment and to the Cabotage Business segment, collectively, amounted to $12,421 and $14,196 as of December 31, 2020 and 2019, respectively, while the net book value of intangible assets allocated to the Port Terminal segment amounted to $39,317 and $40,315, respectively.

Goodwill totaling to $22,142, $40,868 and $41,086 has been allocated to the three segments, the Port Terminal Business, the Barge Business and the Cabotage Business, respectively, for all periods presented.